Leases - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Feb. 02, 2014	Feb. 03, 2013	Jan. 29, 2012	Feb. 02, 2001	Nov. 02, 2014	Apr. 11, 2014
Leases Disclosure [Line Items]
Rent expense for operating leases	$ 54,450	$ 50,561	$ 47,342
Contingent rentals	2,858	2,620	2,310
Operating leases future minimum payments due	555,547				676,594
Completed sale/leaseback cash proceed				24,774
Notes receivable due from the lessors	2,936	3,201		6,750
Subsequent Event
Leases Disclosure [Line Items]
Operating leases future minimum payments due						$ 38,000
Minimum
Leases Disclosure [Line Items]
Interest rate on notes	7.00%
Maximum
Leases Disclosure [Line Items]
Interest rate on notes	7.50%